LONG TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LONG TERM DEBT
Current	$ 45,000	$ 25,293
Long term	100,795	136,060
Total	145,795	161,353
Camino Rojo project loan
LONG TERM DEBT
Long term		113,260	$ 60,696
Total		113,260
Newmont loan
LONG TERM DEBT
Current		10,293
Total		10,293
Credit Facility
LONG TERM DEBT
Current	22,200
Long term	100,795
Total	122,995
Fresnillo obligation
LONG TERM DEBT
Current	22,800	15,000
Long term		22,800
Total	$ 22,800	$ 37,800